Unaudited Condensed Consolidated Income Statement - GBP (£) £ in Millions, shares in Millions	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Sales	£ 10,363	£ 9,934
Excise duties	(3,455)	(3,404)
Net sales	6,908	6,530
Cost of sales	(2,508)	(2,439)
Gross profit	4,400	4,091
Marketing	(1,054)	(968)
Other operating expenses	(916)	(933)
Operating profit	2,430	2,190
Non-operating items	146
Finance income	181	113
Finance charges	(309)	(267)
Share of after tax results of associates and joint ventures	179	168
Profit before taxation	2,627	2,204
Taxation	(560)	(77)
Profit for the period	2,067	2,127
Attributable to:
Equity shareholders of the parent company	1,976	2,058
Non-controlling interests	91	69
Profit for the period	£ 2,067	£ 2,127
Weighted average number of shares
Shares in issue excluding own shares	2,442	2,505
Dilutive potential ordinary shares	10	12
Weighted average number of shares	2,452	2,517
Basic earnings per share	£ 0.809	£ 0.822
Diluted earnings per share	£ 0.806	£ 0.818